CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 5,523	$ 5,297
Short-term bank deposits	21,779	22,192
Prepaid expenses	426	108
Other receivables	441	613
Total current assets	28,169	28,210
NON-CURRENT ASSETS
Property and equipment, net	1,580	1,816
Right-of-use assets, net	1,490	1,650
Intangible assets, net	21,750	21,891
Total non-current assets	24,820	25,357
Total assets	52,989	53,567
CURRENT LIABILITIES
Current maturities of long-term loans	2,867	2,692
Accounts payable and accruals:
Trade	7,396	7,794
Other	1,260	1,280
Lease liabilities	200	202
Total current liabilities	11,723	11,968
NON-CURRENT LIABILITIES
Warrants	6,077	658
Long-term loans, net of current maturities	4,329	5,799
Lease liabilities	1,630	1,762
Total non-current liabilities	12,036	8,219
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	23,759	20,187
EQUITY
Ordinary shares	8,281	4,692
Share premium	271,107	265,938
Capital reserve	12,639	12,132
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(261,381)	(247,966)
Total equity	29,230	33,380
Total liabilities and equity	$ 52,989	$ 53,567